Significant accounting policies, Basis of preparation and Going Concern (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 03, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Going concern [Abstract]
Consideration received	$ 375.0
Borrowings		$ 4,548.4	$ 4,640.3
Net current liability		(255.7)
Contract liabilities		984.6	$ 981.4	$ 1,045.9
Term Loans [Member]
Going concern [Abstract]
Borrowings		1,600.0
Revolving Credit Facility [Member]
Going concern [Abstract]
Credit facility, maximum borrowing capacity		$ 250.0
Maturity date		Dec. 31, 2026
Digital Safe Business [Member]
Going concern [Abstract]
Consideration received		$ 335.0
Bottom of Range [Member] | Term Loans [Member]
Going concern [Abstract]
Net leverage covenant percentage		35.00%
Bottom of Range [Member] | Revolving Credit Facility [Member]
Going concern [Abstract]
Net leverage covenant percentage		40.00%